INCOME TAX - Narrative (Details) - Federal $ in Millions	Dec. 31, 2023 USD ($)
Operating Loss Carryforwards [Line Items]
Operating loss carryforwards	$ 29.3
Research and development tax credit
Operating Loss Carryforwards [Line Items]
Tax credit carryforward	$ 3.4